NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
NET EARNINGS (LOSS) PER SHARE[Text Block]
NOTE 4:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2015	2014	2015	2014	2014
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$2,866	$2,612	$1,001	$1,146	$13,453

Numerator for diluted net earnings per share - Net income from continuing operations	$2,866	$2,612	$1,001	$1,146	$13,453

Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,695	7,201	7,701	7,689	7,446

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,961	7,542	7,957	8,030	7,727

Basic net earnings per share from continuing operations	$0.37	$0.36	$0.13	$0.15	$1.81

Diluted net earnings per share from continuing operations	$0.36	$0.35	$0.13	$0.14	$1.74